OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2025	2024
Committed subscription proceeds for San Nicolás project	$152,102	$195,952
Pension benefit obligations	65,485	51,793
Deferred income	30,688	34,888
Other	1,946	6,261
Total other liabilities	$250,221	$288,894